Travel Suppliers Payable - Schedule of Travel Supplier Payables (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 153,961	$ 174,817
Hotels and Other Travel Service Suppliers [Member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	122,489	151,023
Airlines [Member]
Accounts Payable And Accrued Expenses [Line Items]
Travel suppliers payable	$ 31,472	$ 23,794